Risk Management (Details) - Schedule of Quality Assets and its Related Provision - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 714,397	$ 596,720
Allowance for ECL – discounted cash flow methodology	151,682	165,935
Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	40,932,880	41,323,844
Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(1,222,458)	(1,192,690)
Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	15,620,750	15,765,677
Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(1,254,584)	(1,211,079)
Stage 1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	34,135,207	34,954,120
Stage 1 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(136,435)	(142,333)
Stage 2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	4,182,295	3,964,904
Stage 2 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(236,552)	(220,095)
Stage 3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	2,615,378	2,404,820
Stage 3 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (849,471)	$ (830,262)
Corporate loans | Corporate Portfolio | Credit risk
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	29.09%	30.28%
Total ECL Percentage	31.21%	35.25%
Corporate loans | Corporate Portfolio | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 11,906,659	$ 12,513,687
Corporate loans | Corporate Portfolio | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (381,525)	$ (420,410)
Corporate loans | Corporate Portfolio | Credit risk | A1
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.01%	0.07%
Total ECL Percentage	0.00%	0.00%
Corporate loans | Corporate Portfolio | Credit risk | A1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 3,332	$ 29,920
Corporate loans | Corporate Portfolio | Credit risk | A1 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (6)	$ (1)
Corporate loans | Corporate Portfolio | Credit risk | A2
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	1.41%	1.59%
Total ECL Percentage	0.02%	0.03%
Corporate loans | Corporate Portfolio | Credit risk | A2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 577,975	$ 656,322
Corporate loans | Corporate Portfolio | Credit risk | A2 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (239)	$ (314)
Corporate loans | Corporate Portfolio | Credit risk | A3
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	4.94%	5.61%
Total ECL Percentage	0.11%	0.19%
Corporate loans | Corporate Portfolio | Credit risk | A3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 2,022,497	$ 2,318,326
Corporate loans | Corporate Portfolio | Credit risk | A3 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (1,284)	$ (2,208)
Corporate loans | Corporate Portfolio | Credit risk | A4
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	6.55%	6.11%
Total ECL Percentage	0.27%	0.32%
Corporate loans | Corporate Portfolio | Credit risk | A4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 2,681,674	$ 2,523,544
Corporate loans | Corporate Portfolio | Credit risk | A4 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (3,267)	$ (3,835)
Corporate loans | Corporate Portfolio | Credit risk | A5
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	6.36%	6.75%
Total ECL Percentage	0.54%	0.65%
Corporate loans | Corporate Portfolio | Credit risk | A5 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 2,605,356	$ 2,791,219
Corporate loans | Corporate Portfolio | Credit risk | A5 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (6,656)	$ (7,754)
Corporate loans | Corporate Portfolio | Credit risk | A6
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	4.70%	5.35%
Total ECL Percentage	0.70%	1.02%
Corporate loans | Corporate Portfolio | Credit risk | A6 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 1,924,577	$ 2,212,682
Corporate loans | Corporate Portfolio | Credit risk | A6 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (8,593)	$ (12,126)
Corporate loans | Corporate Portfolio | Credit risk | B1
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	2.35%	1.95%
Total ECL Percentage	2.80%	1.17%
Corporate loans | Corporate Portfolio | Credit risk | B1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 963,785	$ 805,086
Corporate loans | Corporate Portfolio | Credit risk | B1 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (34,203)	$ (13,984)
Corporate loans | Corporate Portfolio | Credit risk | B2
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.33%	0.37%
Total ECL Percentage	0.39%	0.63%
Corporate loans | Corporate Portfolio | Credit risk | B2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 135,957	$ 153,439
Corporate loans | Corporate Portfolio | Credit risk | B2 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (4,723)	$ (7,559)
Corporate loans | Corporate Portfolio | Credit risk | B3
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.30%	0.34%
Total ECL Percentage	0.48%	0.69%
Corporate loans | Corporate Portfolio | Credit risk | B3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 120,836	$ 139,401
Corporate loans | Corporate Portfolio | Credit risk | B3 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (5,911)	$ (8,241)
Corporate loans | Corporate Portfolio | Credit risk | B4
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.38%	0.24%
Total ECL Percentage	1.20%	0.95%
Corporate loans | Corporate Portfolio | Credit risk | B4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 155,001	$ 98,742
Corporate loans | Corporate Portfolio | Credit risk | B4 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (14,693)	$ (11,323)
Corporate loans | Corporate Portfolio | Credit risk | C1
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.40%	0.52%
Total ECL Percentage	4.20%	5.30%
Corporate loans | Corporate Portfolio | Credit risk | C1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 165,694	$ 214,867
Corporate loans | Corporate Portfolio | Credit risk | C1 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (51,284)	$ (63,153)
Corporate loans | Corporate Portfolio | Credit risk | C2
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.30%	0.33%
Total ECL Percentage	2.39%	2.37%
Corporate loans | Corporate Portfolio | Credit risk | C2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 124,520	$ 135,929
Corporate loans | Corporate Portfolio | Credit risk | C2 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (29,223)	$ (28,260)
Corporate loans | Corporate Portfolio | Credit risk | C3
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.22%	0.17%
Total ECL Percentage	2.59%	2.40%
Corporate loans | Corporate Portfolio | Credit risk | C3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 91,075	$ 68,330
Corporate loans | Corporate Portfolio | Credit risk | C3 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (31,631)	$ (28,580)
Corporate loans | Corporate Portfolio | Credit risk | C4
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.33%	0.32%
Total ECL Percentage	4.76%	5.02%
Corporate loans | Corporate Portfolio | Credit risk | C4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 135,495	$ 133,813
Corporate loans | Corporate Portfolio | Credit risk | C4 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (58,201)	$ (59,829)
Corporate loans | Corporate Portfolio | Credit risk | C5
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.19%	0.24%
Total ECL Percentage	3.96%	5.66%
Corporate loans | Corporate Portfolio | Credit risk | C5 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 76,887	$ 98,849
Corporate loans | Corporate Portfolio | Credit risk | C5 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (48,445)	$ (67,472)
Corporate loans | Corporate Portfolio | Credit risk | C6
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.30%	0.32%
Total ECL Percentage	6.80%	8.87%
Corporate loans | Corporate Portfolio | Credit risk | C6 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 121,998	$ 133,218
Corporate loans | Corporate Portfolio | Credit risk | C6 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(83,166)	(105,771)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	10,376,407	10,941,969
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(22,847)	(26,265)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	3,332	29,920
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A1 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(6)	(1)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	577,975	656,322
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A2 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(239)	(314)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	1,949,161	2,264,646
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A3 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(1,066)	(1,901)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	2,678,213	2,487,497
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A4 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(3,259)	(3,567)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A5 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	2,585,516	2,749,203
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A5 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(6,279)	(6,645)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A6 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	1,876,579	2,121,986
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A6 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(7,551)	(9,236)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | B1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	686,259	613,063
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | B1 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(4,365)	(4,458)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | B2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	19,372	19,332
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | B2 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(82)	(143)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | B3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | B3 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | B4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | B4 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C1 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C2 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C3 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C4 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C5 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C5 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C6 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C6 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	785,138	812,464
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(49,494)	(37,322)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A1 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A2 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	73,336	53,680
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A3 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(218)	(307)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	3,461	36,047
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A4 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(8)	(268)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A5 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	19,059	41,239
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A5 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(182)	(1,046)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A6 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	47,882	90,538
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A6 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(1,012)	(2,849)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | B1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	251,666	192,023
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | B1 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(29,509)	(9,526)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | B2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	116,585	134,107
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | B2 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(4,641)	(7,416)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | B3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	116,290	136,901
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | B3 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(4,902)	(7,545)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | B4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	117,497	65,613
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | B4 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(5,805)	(3,598)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	21,611	29,632
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C1 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(2,107)	(2,771)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	10,899	23,450
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C2 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(502)	(1,052)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	3,480	1,785
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C3 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(288)	(237)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	1,909	1,600
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C4 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(185)	(105)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C5 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	452	1,710
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C5 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(65)	(302)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C6 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	1,011	4,139
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C6 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(70)	(300)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	745,114	759,254
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(309,184)	(356,823)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A1 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A2 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A3 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A4 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A5 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	781	777
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A5 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(195)	(63)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A6 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	116	158
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A6 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(30)	(41)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | B1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	25,860	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | B1 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(329)	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | B2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | B2 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | B3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	4,546	2,500
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | B3 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(1,009)	(696)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | B4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	37,504	33,129
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | B4 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(8,888)	(7,725)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	144,083	185,235
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C1 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(49,177)	(60,382)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	113,621	112,479
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C2 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(28,721)	(27,208)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	87,595	66,545
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C3 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(31,343)	(28,343)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	133,586	132,213
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C4 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(58,016)	(59,724)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C5 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	76,435	97,139
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C5 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(48,380)	(67,170)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C6 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	120,987	129,079
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C6 | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (83,096)	$ (105,471)
Other loans | Credit risk
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	100.00%	100.00%
Total ECL Percentage	100.00%	100.00%
Other loans | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 40,932,880	$ 41,323,844
Other loans | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(1,222,458)	(1,192,690)
Other loans | Stage 1 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	34,135,207	34,954,120
Other loans | Stage 1 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(136,435)	(142,333)
Other loans | Stage 2 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	4,182,295	3,964,904
Other loans | Stage 2 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(236,552)	(220,095)
Other loans | Stage 3 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	2,615,378	2,404,820
Other loans | Stage 3 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (849,471)	$ (830,262)
Other loans | Subtotal | Credit risk
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	70.91%	69.72%
Total ECL Percentage	68.79%	64.75%
Other loans | Subtotal | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 29,026,221	$ 28,810,157
Other loans | Subtotal | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(840,933)	(772,280)
Other loans | Subtotal | Stage 1 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	23,758,800	24,012,151
Other loans | Subtotal | Stage 1 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(113,588)	(116,068)
Other loans | Subtotal | Stage 2 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	3,397,157	3,152,440
Other loans | Subtotal | Stage 2 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(187,058)	(182,773)
Other loans | Subtotal | Stage 3 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	1,870,264	1,645,566
Other loans | Subtotal | Stage 3 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (540,287)	$ (473,439)
Other loans | Other Commercial | Credit risk
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	13.50%	12.92%
Total ECL Percentage	21.18%	22.22%
Other loans | Other Commercial | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 5,525,354	$ 5,338,750
Other loans | Other Commercial | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(258,883)	(264,994)
Other loans | Other Commercial | Stage 1 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	4,461,656	4,321,411
Other loans | Other Commercial | Stage 1 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(37,946)	(47,042)
Other loans | Other Commercial | Stage 2 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	546,770	527,752
Other loans | Other Commercial | Stage 2 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(33,702)	(34,834)
Other loans | Other Commercial | Stage 3 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	516,928	489,587
Other loans | Other Commercial | Stage 3 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (187,235)	$ (183,118)
Other loans | Mortgage | Credit risk
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	42.62%	42.49%
Total ECL Percentage	20.41%	18.98%
Other loans | Mortgage | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 17,443,563	$ 17,559,769
Other loans | Mortgage | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(249,453)	(226,370)
Other loans | Mortgage | Stage 1 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	14,470,420	14,762,656
Other loans | Mortgage | Stage 1 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(16,512)	(10,347)
Other loans | Mortgage | Stage 2 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	1,954,826	1,944,932
Other loans | Mortgage | Stage 2 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(63,795)	(60,330)
Other loans | Mortgage | Stage 3 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	1,018,317	852,181
Other loans | Mortgage | Stage 3 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (169,146)	$ (155,693)
Other loans | Consumer | Credit risk
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	14.80%	14.31%
Total ECL Percentage	27.21%	23.55%
Other loans | Consumer | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 6,057,304	$ 5,911,638
Other loans | Consumer | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(332,597)	(280,916)
Other loans | Consumer | Stage 1 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	4,826,724	4,928,084
Other loans | Consumer | Stage 1 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(59,130)	(58,679)
Other loans | Consumer | Stage 2 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	895,561	679,756
Other loans | Consumer | Stage 2 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(89,561)	(87,609)
Other loans | Consumer | Stage 3 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	335,019	303,798
Other loans | Consumer | Stage 3 | Credit risk | Impairment on debt financial instruments
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (183,906)	$ (134,628)